Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	Sep. 02, 2016
Income Taxes [Line Items]
(Benefit) provision for income tax	$ (12)		$ 1	$ 1
Income tax rate	5.00%		1.00%
Federal statutory rate	35.00%	[1]	35.00%
Interest and penalties, net expenses (benefits)	$ 1		$ 1
Income Tax Examination, Penalties and Interest Accrued	$ 1		$ 1
Federal [Member] | Minimum [Member]
Income Taxes [Line Items]
Open Tax Year	2013
Federal [Member] | Maximum [Member]
Income Taxes [Line Items]
Open Tax Year	2015
State [Member] | Minimum [Member]
Income Taxes [Line Items]
Open Tax Year	2012
State [Member] | Maximum [Member]
Income Taxes [Line Items]
Open Tax Year	2015
MPC [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net					$ 377
MarkWest Hydrocarbon [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 0

[1]	(1)MarkWest Hydrocarbon paid tax on its share of the Partnership’s income or loss as a result of its ownership of MPLX LP Class A units through September 1, 2016.